Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of Forward Prices Used to Determine Future Cash Flows

The forward prices as at December 31, 2017, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2018	2019	2020	2021	2022	Average Annual Increase Thereafter

WTI (US$/barrel)	57.50	60.90	64.13	68.33	71.19	2.1%
WCS (C$/barrel)	50.61	56.59	60.86	64.56	66.63	2.1%
Edmonton C5+ (C$/barrel)	72.41	74.90	77.07	81.07	83.32	2.1%
AECO (C$/Mcf) (1) (2)	2.43	2.77	3.19	3.48	3.67	2.0%
(1)	Alberta Energy Company (“AECO”) natural gas.
(2)	Assumes gas heating value of one million British Thermal Units per thousand cubic feet.

Forward prices as at December 31, 2016 used to determine future cash flows from crude oil and natural gas reserves were:

	2017	2018	2019	2020	2021	Average Annual Increase Thereafter

WTI (US$/barrel)	55.00	58.70	62.40	69.00	75.80	2.0%
WCS (C$/barrel)	53.70	58.20	61.90	66.50	71.00	2.0%
AECO (C$/Mcf) (1)	3.40	3.15	3.30	3.60	3.90	2.2%
(1)	Assumes gas heating value of one million British Thermal Units per thousand cubic feet.

Summary of Increase (Decrease) to Impairment

The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have on impairment testing for the following CGUs:

	Increase (Decrease) to Impairment
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates (1)	Five Percent Decrease in the Forward Price Estimates
Clearwater	27	(30)	(56)	65
Primrose	-	-	-	-
Christina Lake	-	-	-	-
Narrows Lake	312	-	-	333